Label	Element	Value
TACTICAL OFFENSIVE CORE FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TACTICAL OFFENSIVE CORE FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 222% of the average value of its portfolio. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	222.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients' assets among the Fund, the Tactical Offensive Equity Fund, the Tactical Offensive Enhanced Fixed Income Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser's notice of its intent to redeem or formal redemption request (collectively, "Redemption Request") will cause the Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser's Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's investment goal. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund following the Financial Adviser's redemption of all of its clients' shares from the Fund. Due to this strategy, the Fund may buy and sell securities and other instruments frequently.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

It is expected that the Fund will invest at least 90% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the U.S. investment grade fixed income market (U.S. Investment Grade Index). In addition, SIMC will directly manage up to 10% of the Fund's assets. SIMC will invest in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the foreign sovereign debt market (Foreign Sovereign Debt Index). Depending on such factors as market conditions or long-term capital market assumptions, SIMC may adjust the Fund's allocation of assets between the U.S. Investment Grade and Foreign Sovereign Debt Indexes (each, an Index, and collectively, the Indexes). Although SIMC will determine the percentage of the Fund that will be allocated to each of the Indexes, the assets allocated to each Index will be managed using a passive approach.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes. The Fund's ability to track the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in SIMC's allocation of assets between the Indexes, and the Fund's fees and expenses.

In seeking to track the performance of an Index, SIMC and the Sub-Adviser employ a "sampling" strategy rather than attempting to purchase all of the securities represented in the Index. A sampling strategy means that the Fund will seek to hold a portfolio of securities with generally the same risk and return characteristics of the Index. Such characteristics may include, but are not limited to, duration, yield, credit quality, sector weights, market technicals and country exposure. The Sub-Adviser's sampling strategy may include the purchase of securities that are not represented in the Index. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund.

The Fund may invest in U.S. and foreign investment fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), emerging market debt, asset-based securities, mortgage-based securities (including commercial mortgage-based securities and through TBA transactions), sovereign debt, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. The Fund may hold instruments from either of the Indexes followed by the Fund and may also invest in fixed income securities that are not included in an Index. The Fund invests primarily in investment grade securities, but may invest in non-rated securities or securities rated below investment grade (also known as "high yield" securities or "junk bonds"). The Fund is not expected to invest more than 15% of its assets in securities rated below investment grade (BB+, B and CCC).

The Fund may use exchange-traded funds (ETFs), futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up an Index to synthetically obtain exposure to the fixed income markets, including during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging or investment purposes. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities. The Fund's portfolio is not subject to any maturity or duration restrictions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC. The passive investment strategy of SIMC or the Sub-Adviser seeks to track an index return, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis. The market capitalization and composition of the Indexes are subject to change. SIMC or the Sub-Adviser may sell securities that are represented in an Index or purchase securities that are not represented in an Index, prior to or after their removal or addition to the Index. The Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

When the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a sub-adviser will not be used.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients' assets among the Fund, the Tactical Offensive Equity Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Fund's shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, the Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point the Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal, and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Asset Allocation Risk — The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes and for direct management will not anticipate market trends successfully.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Indexes' components and other factors.

Investment Style Risk — The risk that the Fund's investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Currency Risk — As a result of the Fund's investments in securities denominated in and/or receiving revenues in foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Derivatives Risk — The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Additionally, if the Fund has uninvested cash, the Fund is subject to the risk that the depository institution holding the uninvested cash will be unable to repay the cash held.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

LIBOR Replacement Risk — The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Because of the Fund's unique manner of operation in following the Adviser Managed Strategy, the Fund's performance may not be comparable to the performance of other mutual funds that invest in similar securities. Prior to October 1, 2014, the Fund's investment approach was an "active" investment strategy where an investment manager would buy and sell securities based on its own economic, financial, and market analysis. On October 1, 2014, SIMC implemented a "passive" investment strategy which seeks to track an index return. Prior to March 20, 2020, the Fund also materially invested in non-investment grade fixed income securities and fixed income securities of issuers located in emerging markets as part of its principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compare with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund was not an active component in the Adviser Managed Strategy for the period of March 19, 2020 through June 17, 2020.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3.58% (3/31/19) Worst Quarter: -2.80% (6/30/13) The Fund's total return (pre-tax) from January 1, 2020 to September 30, 2020 was -4.67%.*
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (pre-tax)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

TACTICAL OFFENSIVE CORE FIXED INCOME FUND | Bloomberg Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2011
TACTICAL OFFENSIVE CORE FIXED INCOME FUND | Tactical Offensive Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Annual Return 2012	rr_AnnualReturn2012	7.08%
Annual Return 2013	rr_AnnualReturn2013	(1.76%)
Annual Return 2014	rr_AnnualReturn2014	4.36%
Annual Return 2015	rr_AnnualReturn2015	(0.43%)
Annual Return 2016	rr_AnnualReturn2016	4.23%
Annual Return 2017	rr_AnnualReturn2017	3.90%
Annual Return 2018	rr_AnnualReturn2018	(0.75%)
Annual Return 2019	rr_AnnualReturn2019	9.47%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2011
TACTICAL OFFENSIVE CORE FIXED INCOME FUND | Tactical Offensive Core Fixed Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
TACTICAL OFFENSIVE CORE FIXED INCOME FUND | Tactical Offensive Core Fixed Income Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.19%

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.